Bonds Payable (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Bonds Payable
	December 31
	2016	2017
	NT$	NT$	US$ (Note 4)

Unsecured domestic bonds
Repayable at maturity in January 2021 and interest due annually with annual interest rate at 1.30%	$7,000,000	$7,000,000	$236,168
Repayable at maturity in January 2023 and interest due annually with annual interest rate at 1.50%	2,000,000	2,000,000	67,476
Repayable at maturity in January 2022 and interest due annually with annual interest rate at 1.25%	-	3,700,000	124,831
Repayable at maturity in January 2024 and interest due annually with annual interest rate at 1.45%	-	4,300,000	145,074
Unsecured convertible overseas bonds
US$400,000 thousand	12,900,000	-	-
US$200,000 thousand (linked to New Taiwan dollar)	6,185,600	6,185,600	208,691
Secured overseas bonds - secured by the Company
US$300,000 thousand, interest due semi-annually with annual interest rate at 2.125% and has been repaid in July 2017	9,675,000	-	-
	37,760,600	23,185,600	782,240
Less: discounts on bonds payable	760,697	42,820	1,444
	36,999,903	23,142,780	780,796
Less: current portion	9,658,346	6,161,197	207,868

	$27,341,557	$16,981,583	$572,928